Cover	May 17, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 19, 2022, Staffing 360 Solutions, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to disclose its entry into an amendment to the Stock Purchase Agreement by and between the Company, Headway Workforce Solutions, Inc. (“Headway”), and Chapel Hill Partners, LP, as the representatives of all the stockholders of Headway (the “Headway Acquisition”), the closing of the Headway Acquisition and issuance of the Series H Convertible Preferred Stock, pursuant to the Stock Purchase Agreement and in connection with the closing of the Headway Acquisition. This Amendment No. 1 to the Current Report on Form 8-K/A is being filed by the Company solely to amend and restate Item 9.01 in its entirety to include subparts (a) and (b), which were inadvertently excluded from the Original Report. Except as set forth herein, no other modifications have been made to the Original Report.
Document Period End Date	May 17, 2022
Entity File Number	001-37575
Entity Registrant Name	STAFFING 360 SOLUTIONS, INC.
Entity Central Index Key	0001499717
Entity Tax Identification Number	68-0680859
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	757 Third Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(646)
Local Phone Number	507-5710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	STAF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false